29. OPERATING SEGMENTS (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	$ 614,128,905	$ 613,515,357	$ 628,572,029
Chile
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	107,027,272	121,161,594	119,795,482
Europe
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	213,300,943	188,048,093	197,089,906
United States of America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	96,818,043	106,860,196	114,279,268
South America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	50,515,796	59,454,397	61,469,070
Asia
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	69,184,455	76,719,288	71,482,860
Canada
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	34,925,457	20,196,964	20,410,867
Central America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	39,448,301	36,811,064	39,404,254
Other
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	1,142,370	1,795,743	1,616,276
Africa
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	1,766,268	2,468,018	3,024,046
Wine in bulk
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	573,699,235	555,239,875	570,128,473
Wine in bulk | Chile
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	66,597,602	62,886,112	61,351,926
Wine in bulk | Europe
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	213,300,943	188,048,093	197,089,906
Wine in bulk | United States of America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	96,818,043	106,860,196	114,279,268
Wine in bulk | South America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	50,515,796	59,454,397	61,469,070
Wine in bulk | Asia
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	69,184,455	76,719,288	71,482,860
Wine in bulk | Canada
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	34,925,457	20,196,964	20,410,867
Wine in bulk | Central America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	39,448,301	36,811,064	39,404,254
Wine in bulk | Other
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	1,142,370	1,795,743	1,616,276
Wine in bulk | Africa
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	1,766,268	2,468,018	3,024,046
Other Segment
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	40,429,670	58,275,482	58,443,556
Other Segment | Chile
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	40,429,670	58,275,482	58,443,556
Other Segment | Europe
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | United States of America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | South America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | Asia
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | Canada
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | Central America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | Other
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Other Segment | Africa
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | Chile
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | Europe
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | United States of America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | South America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | Asia
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | Canada
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | Central America
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | Other
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	0	0	0
Not assigned | Africa
Disclosure of operating segments [line items]
Revenue from external customers by geographic area	$ 0	$ 0	$ 0